Retirement benefit obligations - Movements in Net Post-retirement Defined Benefit Scheme Asset (Details) £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Disclosure of defined benefit plans [abstract]
Asset at 1 January 2025	£ 2,906
Income statement credit	15
Employer contributions	81
Remeasurement	(168)
Asset at 30 June 2025	£ 2,834